Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Software development costs	$ 53,944		$ 0
One Customer [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	100.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage	100.00%		100.00%	100.00%
Two Customers [Member] | Sales Revenue, Net [Member]
Concentration risk percentage		99.00%